Intangible assets (Detail Textuals) (Cequent Pharmaceuticals, Inc., USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2010
Business Acquisition [Line Items]
Intangible assets	$ 57.1	$ 46.9		$ 22.7
Fair value discount rate	22.00%	22.00%
Loss on impairment of intangible assets			16.0
FAP
Business Acquisition [Line Items]
Intangible assets	49.2	40.3		19.3
tkRNAi
Business Acquisition [Line Items]
Intangible assets	$ 7.9	$ 6.6		$ 3.4